Basis of Presentation and Significant Accounting Policies - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 01, 2021	May 01, 2021	Jan. 01, 2021
Allowance for doubtful accounts	$ 4,000		$ 4,000	$ 4,000
Accrued revenue	2,177,000		2,283,000	1,696,000
Cash	1,686,000		1,599,000	1,190,000
Uncertain tax positions	$ 0		$ 0	$ 0
Statutory Rate	21.00%	21.00%	21.00%	21.00%
Impairment losses for intangible assets			$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Major Customers [Member]
% of Total Revenue			52.00%	56.00%
United Kingdom (U.K) [Member]
Cash			$ 933,000	$ 885,000
Israel
Cash			$ 61,000	$ 19,000
Accounting Standards Update 2021-10 [Member]
Change in accounting principle accounting standards update adoption date	Dec. 15, 2021
Change in accounting principle accounting standards update immaterial effect	false		false		false
ASU 2021-04 [Member]
Change in accounting principle accounting standards update adopted	true		false
Change in accounting principle accounting standards update adoption date						Jan. 01, 2022	Jan. 01, 2022
Change in accounting principle accounting standards update immaterial effect	false					false
ASU 2020-06 [Member]
Change in accounting principle accounting standards update early adoption			false
Change in accounting principle accounting standards update adoption date			Jan. 01, 2022
Change in accounting principle accounting standards update immaterial effect			false
Minimum [Member]
Vesting Term	2 years		2 years
Maximum [Member]
Vesting Term	4 years		4 years